Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet
Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2017	2016
	(In thousands)
Assets
Cash and cash equivalents	$2,771	$4,644
Investment in the Bank	42,286	39,141
Corporate owned life insurance	—	7
Other assets	3,042	2,973

Total assets	$48,099	$46,765

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,124	$4,124
Other liabilities	80	—
Stockholders’ equity	43,895	42,641

Total liabilities and stockholders’ equity	$48,099	$46,765

Condensed Statements of Income
Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2017	2016
	(In thousands)

Operating Income
Dividends from subsidiary	$2,035	$4,701
Interest and dividend income from securities and federal funds	1	7

Total operating income	2,036	4,708

General, Administrative and Other Expenses	1,961	1,651

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	75	3,057

Income Tax Benefits	416	484

Income Before Equity in Undistributed Income of Subsidiary	491	3,541

Equity in Undistributed Income of Subsidiary	3,055	39

Net Income	$3,546	$3,580

Comprehensive Income	$3,578	$3,307

Condensed Statements of Cash Flows
	Years Ended December 31,
	2017	2016
	(In thousands)

Operating Activities
Net income	$3,546	$3,580
Items not requiring (providing) cash
Equity in undistributed income of subsidiary	(3,055)	(39)
Amortization of ESOP and share-based compensation plans	443	378
Net change in other assets and other liabilities	(38)	(190)

Net cash provided by operating activities	896	3,729

Financing Activities
Dividends paid to stockholders	(2,769)	(2,540)

Net cash used in financing activities	(2,769)	(2,540)

Net Change in Cash and Cash Equivalents	(1,873)	1,189

Cash and Cash Equivalents at Beginning of Year	4,644	3,455

Cash and Cash Equivalents at End of Year	$2,771	$4,644